FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%	10.00%
Euro | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ (18)	$ (9)
Effect on other comprehensive income	132
Euro | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	20	10
Effect on other comprehensive income	(145)
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(27)	(30)
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	30	33
Algerian Dinar | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(3)	(3)
Algerian Dinar | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	3	4
Uzbek Som | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(12)	(4)
Effect on other comprehensive income		(27)
Uzbek Som | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	13	4
Effect on other comprehensive income		30
RUB | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	44	(80)
Effect on other comprehensive income		30
RUB | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(48)	84
Effect on other comprehensive income		(33)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(69)	(68)
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	76	75
Kazakh Tenge | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	4	5
Kazakh Tenge | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(5)	(5)
Georgian Lari | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(32)	(30)
Georgian Lari | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	35	33
Armenian dram | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	0	18
Armenian dram | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	1	(20)
Other currencies | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	0	(5)
Other currencies | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 0	$ 5